Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	AMERICAN HIGH INCOME TRUST
Entity Central Index Key	0000823620
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 29, 2019
Document Effective Date	Dec. 01, 2019
Prospectus Date	Dec. 01, 2019
American High Income Trust® | Class T
Prospectus:
Trading Symbol	TAHIX
American High Income Trust® | Class 529-T
Prospectus:
Trading Symbol	TAIHX
American High Income Trust® | Class F-3
Prospectus:
Trading Symbol	HIGFX
American High Income Trust® | Class R-5E
Prospectus:
Trading Symbol	RITHX
American High Income Trust® | Class R-2E
Prospectus:
Trading Symbol	RTEHX
American High Income Trust® | Class R-6
Prospectus:
Trading Symbol	RITGX
American High Income Trust® | Class F-2
Prospectus:
Trading Symbol	AHIFX
American High Income Trust® | Class 529-F-1
Prospectus:
Trading Symbol	CITFX
American High Income Trust® | Class 529-E
Prospectus:
Trading Symbol	CITEX
American High Income Trust® | Class 529-C
Prospectus:
Trading Symbol	CITCX
American High Income Trust® | Class 529-A
Prospectus:
Trading Symbol	CITAX
American High Income Trust® | Class F-1
Prospectus:
Trading Symbol	AHTFX
American High Income Trust® | Class C
Prospectus:
Trading Symbol	AHTCX
American High Income Trust® | Class R-5
Prospectus:
Trading Symbol	RITFX
American High Income Trust® | Class R-4
Prospectus:
Trading Symbol	RITEX
American High Income Trust® | Class R-3
Prospectus:
Trading Symbol	RITCX
American High Income Trust® | Class R-2
Prospectus:
Trading Symbol	RITBX
American High Income Trust® | Class R-1
Prospectus:
Trading Symbol	RITAX
American High Income Trust® | Class A
Prospectus:
Trading Symbol	AHITX